Business Combination - Schedule of Values of Assets and Liabilities Acquired on the Acquisition Date from Major Business Combinations (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
II. Amount recognized as identifiable assets and liabilities
Cash and cash equivalent	₩ 2,449,062	₩ 3,019,592	₩ 2,634,624	₩ 2,305,894
Spark and Associates Inc. [Member]
Disclosure of detailed information about business combination [line items]
I. Total transfer price (A)	20,328
II. Amount recognized as identifiable assets and liabilities
Fair value of identifiable assets	11,446
Cash and cash equivalent	427
Trade and other receivables, net	1,039
Property and equipment, net	23
Intangible assets, net	9,715
Other assets	242
Fair value of identifiable liabilities	2,793
Trade and other payables	410
Current income tax liabilities	32
Net defined benefit liabilities	21
Other liabilities	2,330
Total identifiable net assets (B)	8,653
III. Non-controlling interest (C)	0
IV. Fair value of net assets acquired (D=B-C)	8,653
V. Goodwill (E=A-D)	₩ 11,675